Goodwill and intangible assets - Sensitivity of VIU to reasonably possible changes in key assumptions and changes to current assumptions to achieve nil headroom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Cash flow projections decrease by 30%	30.00%
Discount rate increases by 100 bps	1.00%
Goodwill | Allowance for ECL
Disclosure of information for cash-generating units [line items]
Impairment loss intangible assets	$ 41	$ 7,349
Goodwill | Europe | RBWM
Disclosure of information for cash-generating units [line items]
Carrying amount	11,100
VIU	16,400
100 bps increase in the discount rate – single variable	(2,300)
30% decrease in cash flow projections – single variable	(6,000)
Cumulative impact of all changes	$ (7,600)
Discount rate – bps	271.00%
Cash flows – %	(26.50%)